Selling and Promotion (Details) - Schedule of selling and promotion - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Selling And Promotion Abstract
Marketing and promotional expenditures	$ 4,476,056	$ 3,343,935